Loans and Allowance for Credit Losses, PCI, Accretable Yield (Details) - USD ($) $ in Millions	12 Months Ended			84 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Significant Sales	$ 2,166	$ 2,491
Change in accretable yield related to PCI loans [Abstract]
Total, beginning of period	8,887	11,216	$ 16,301	$ 10,447
Addition of accretable yield due to acquisitions	0	2	27	132
Accretion into interest income	(1,094)	(1,406)	(1,365)	(14,212)
Accretion into noninterest income due to sales	(2,374)	(334)	(9)	(458)
Reclassification from nonaccretable difference for loans with improving credit-related cash flows	403	642	1,221	9,734
Changes in expected cash flows that do not affect nonaccretable difference	(2,789)	(1,233)	(4,959)	10,658
Total, end of period	3,033	$ 8,887	$ 11,216	$ 16,301
PCI Loans Carrying Value [Member] | Pick-A-Pay Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gain (Loss) on Sales, Net	2,400
Financing Receivable, Significant Sales	$ 6,200